RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
The following table summarizes the restructuring accrued expense activity as of December 31, 2025:

(in thousands)	DECEMBER 31, 2025
Beginning accrued severance	$203
Severance incurred during the period	1,706
Severance paid and adjustments made during the period	(1,386)

Ending accrued severance	$523